Summary of Significant Accounting Policies - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Accrued capital expenditures	$ 84,939	$ 80,350	$ 48,579
Accrued lease operating expense	17,996	16,403	13,240
Accrued general and administrative expenses	10,098	8,516	14,485
Accrued ad valorem and production taxes	10,390	8,870	3,541
Accrued interest payable	36,815	24,797	11,934
Accrued environmental	1,309	2,092	577
Accrued current deferred income taxes	51,937	51,929	382
Other miscellaneous, including operator advances	4,185	6,043	5,392
Accrued liabilities	$ 217,669	$ 199,000	$ 98,130